Sublease obligations	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Sublease obligations [Text Block]
8.	Sublease obligations

Sublease obligations relate to the Company’s rent of office space. The term of the lease expires on March 31, 2019. A schedule of the Company’s minimum lease payments is as follows:

	December 31,	December 31,
	2017	2016
	$	$
Payable not later than one year	53,159	53,159
Payable later than one year and not later than five years	13,290	79,738
	66,449	132,897